Warrant Liabilities (Details) $ / shares in Units, $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Exercise price | $ / shares	$ 11.5
Equity proceeds receivable | $	$ 0.3
Number of trading days	10 days
Price per public warrant | $ / shares	$ 0.01
Exceeds per share | $ / shares	$ 18
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	3,650,214
Warrant [Member] | Business Combination [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	6,044,160
Company Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	765,554
Exercise price | $ / shares	$ 10
Total proceeds | $	$ 27.5
Public Warrants exercised | shares	2,393,946
Company Public Warrants [Member] | Business Combination [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	3,159,500
Company Private Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	2,884,660
Company Private Warrants [Member] | Business Combination [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	2,884,660
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares	$ 18
Total proceeds | $	$ 27.2
Price per public warrant | $ / shares	$ 0.1
Exceeds per share | $ / shares	$ 10